Advance to Suppliers	12 Months Ended
Dec. 31, 2014
Advance to Suppliers
Advance to Suppliers

7.Advance to Suppliers

Advances to suppliers consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	276,093,489	52,268,983	8,542,079
Others	151,545	308,530	50,422
Total advance to suppliers	276,245,034	52,577,513	8,592,501

Note (i): Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.